Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Of Derivative Financial Instruments [Abstract]
Summary of Characteristics and Fair Value of Derivative Instruments

These financial instruments were not entered into for speculative purposes, but neither were formally designated and therefore did not qualify as hedging instruments for accounting purposes and as a result changes in their fair value are recognized in profit or loss within finance cost. The main characteristics and the fair value of these derivatives at December 31, 2016, 2017 and 2018 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value December 31, 2016
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	18,111
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		18,417
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		35,926
Total									Ps.	72,454

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value December 31, 2017
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	16,442
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		16,753
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		37,577
HSBC	Ps.	1,500.0	Mayo 2017	7.21%	—	—	—	March 2022		36,043
Total									Ps.	106,815